DEBT (Details) $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended	13 Months Ended
	Aug. 31, 2016 USD ($)	Mar. 31, 2016	Jun. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	May 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Assets pledged [Abstract]
Restricted cash and investments			$ 5,505	$ 5,505		$ 368
Front Ull and Front Idun [Member]
Assets pledged [Abstract]
Vessels and equipment, net,			1,419,195	1,419,195
Front UII [Member]
Assets pledged [Abstract]
Vessels and equipment, net,						$ 1,186,230
Term loan facility $466.5 million [Member] | US Dollar denominated floating rate debt [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Debt Instrument, Increase (Decrease), Net			192,400
Long-term Debt			$ 466,500	466,500
number of newbuilding vessels delivered			6
Term loan facility $328.4 million and senior unsecured facility $275.0 million [Member]
Debt Instrument [Line Items]
long term debt, commitments					$ 603,400
Term loan facility $328.4 million [Member]
Debt Instrument [Line Items]
long term debt, commitments					$ 328,400
Term loan facility $328.4 million [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
number of newbuild vessels					8
Senior unsecured facility $275.0 million [Member]
Debt Instrument [Line Items]
long term debt, commitments			$ 275,000	$ 275,000	$ 275,000
Debt Instrument, Interest Rate Terms				625
Subsequent Event [Member] | Term loan facility $328.4 million [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 328,400
long term debt, commitments	$ 328,400
Debt Instrument, Term	18 years
Number of newbuild vessels financed by term loan facility	0
Subsequent Event [Member] | Term loan facility $324.6 million [Member]
Debt Instrument [Line Items]
long term debt, commitments	$ 321,600
Debt Instrument, Term	15 years
Number of newbuild vessels financed by term loan facility	8
Suezmax [Member]
Debt Instrument [Line Items]
number of newbuild vessels			8	8
Suezmax [Member] | Subsequent Event [Member] | Term loan facility $328.4 million [Member]
Debt Instrument [Line Items]
Number of vessels pledged as security on long-term debt instrument	0
Suezmax [Member] | Subsequent Event [Member] | Term loan facility $324.6 million [Member]
Debt Instrument [Line Items]
Number of vessels pledged as security on long-term debt instrument	4
LR2 tanker [Member]
Debt Instrument [Line Items]
number of newbuilding vessels delivered		4
number of newbuild vessels			8	8
LR2 tanker [Member] | Subsequent Event [Member] | Term loan facility $328.4 million [Member]
Debt Instrument [Line Items]
Number of vessels pledged as security on long-term debt instrument	0
LR2 tanker [Member] | Subsequent Event [Member] | Term loan facility $324.6 million [Member]
Debt Instrument [Line Items]
Number of vessels pledged as security on long-term debt instrument	4